Employee Benefit Plans Assets Held in Deferral Plan Irrevocable Grantor Trust Account (Detail) - USD ($) shares in Millions, $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Assets held in Deferral Plan Irrevocable Grantor Trust account	$ 326.2	$ 301.4
Other Investment Funds
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Assets held in Deferral Plan Irrevocable Grantor Trust account	189.1	167.2
Common equities | Progressive common shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Assets held in Deferral Plan Irrevocable Grantor Trust account	$ 137.1	$ 134.2
Deferred Compensation Arrangement with Individual, Shares Authorized for Issuance	2.4	2.8